UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [_]; Amendment Number:  _____

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Mason Capital Management, LLC
Address:     110 East 59th Street, 30th Floor
             New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Grizzetti
Title:    Chief Financial Officer
Phone:    (212) 771-1206

Signature, Place, and Date of Signing:

         /s/  John Grizzetti              New York, New York     August 14, 2008
       -----------------------------      ------------------     ---------------
/s/ by  John Grizzetti with Express          [City, State]            [Date]
        Permission

Report Type* (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                              ----------
Form 13F Information Table Entry Total:           29
                                              ----------
Form 13F Information Table Value Total:       $2,567,607 (thousands)
                                              ----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

Column 1                  Column 2   Column 3    Column 4              Column 5            Column 6     Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                VALUE        SHRS OR              PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
     NAME OF ISSUER        CLASS       CUSIP     (X$1000)      PRN AMT      SH/PRN  CALL   DISCRETION   MANAGERS
                                                                                                                  SOLE  SHARED NONE

APPLERA CORP.               COM      038020103  73,597        2,198,249       SH           Sole                   X
BCE INC.                    COM      05534B760  76,015        2,183,700       SH           Sole                   X
BANK OF AMERICA CORP        COM      060505104  39,543        1,656,600       SH           Sole                   X
CALPINE CORPORATION         COM      131347304  37,450        1,660,000       SH           Sole                   X
CLEAR CHANNEL                                                                              Sole                   X
COMMUNICATIONS              COM      184502102  174,668       4,962,162       SH
WTS/CONSECO, INC.                                                                          Sole                   X
27.6000 EXP09/10/2008       WTS      208464123  3             130,741         SH    CALL
COUNTRYWIDE FINANCIAL                                                                      Sole                   X
CORP.                       DBCV     222372AN4  964           1,000,000       PRN
CYPRESS SEMICONDUCTOR                                                                      Sole                   X
CORP                        COM      232806109  189,844       7,670,483       SH
DRS TECHNOLOGIES, INC.      COM      23330X100  209,057       2,655,700       SH           Sole                   X
EMC CORPORATION MASS        COM      268648102  123,324       8,395,066       SH           Sole                   X
ENTERGY CORPORATION         COM      29364G103  521,425       4,327,900       SH           Sole                   X
GOLDEN ENTERPRISES C        COM      381010107  1,102         556,417         SH           Sole                   X
HUBBELL INCORPORATED        CLA      443510102  16,880        364,413         SH           Sole                   X
HUBBELL INCORPORATED        CLB      443510201  59,005        1,479,932       SH           Sole                   X
INTERNET CAPITAL GROUP                                                                     Sole                   X
INC                         COM      46059C205  17,811        2,304,164       SH
MDS INC                     COM      55269P302  71,350        4,404,308       SH           Sole                   X
MICROSOFT CORPORATION       COM      594918104  299,642       10,892,095      SH           Sole                   X
CALL/MSFT(MSQAZ)                                                                           Sole                   X
@ 32.5 EXP 01/17/2009       CALL     594918104  410           5,771           SH    CALL
NYMEX HOLDINGS INC          COM      62948N104  58,705        694,900         SH           Sole                   X
NATIONAL CITY CORP          COM      635405103  6,964         1,460,000       SH           Sole                   X
NATIONWIDE FINANCIAL                                                                       Sole                   X
SERVICES INC                COM      638612101  239           4,982           SH
NORTHWEST AIRLINES                                                                         Sole                   X
CORPORATION                 COM      667280408  229           34,366          SH
PLAYBOY ENTERPRISES INC     COM      728117300  1,386         280,500         SH           Sole                   X
SAIC, INC.                  COM      78390X101  268,210       12,888,495      SH           Sole                   X
SP ACQUISITION HOLDINGS                                                                    Sole                   X
INC.                        UNIT     78470A203  15,760        1,600,000       SH
SUNPOWER CORPORATION        COM      867652109  25,049        347,996         SH           Sole                   X
TAKE TWO INTERACTIVE                                                                       Sole                   X
SOFTWARE INC                COM      874054109  86,217        3,371,803       SH
THOMSON REUTERS PLC         COM      885141101  1,161         7,173           SH           Sole                   X
WM WRIGLEY JR CO            COM      982526105  191,597       2,463,321       SH           Sole                   X